Income Tax	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax
10.	Income Tax

The components of the provision for income taxes were as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	$	$	$
Current	(5,212)	(1,482)	(1,652)
Deferred	(2,355)	(3,674)	1,027

Income tax expense	(7,567)	(5,156)	(625)

The Partnership operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	$	$	$
Net income before income tax expenses	226,494	218,471	139,767
Net income not subject to taxes	(81,604)	(131,529)	(148,118)

Net income (loss) subject to taxes	144,890	86,942	(8,351)

At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(33,083)	(16,476)	(731)
Adjustments to valuation allowance and uncertain tax position	14,851	12,830	3,352
Permanent and currency differences	11,507	1,576	2,069
Change in tax rate	(842)	(3,086)	(5,315)

Tax expense charge related to the current year	(7,567)	(5,156)	(625)

The significant components of the Partnership’s deferred tax assets (liabilities) included in other assets were as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2014	2013
	$	$
Derivative instruments	8,647	21,757
Taxation loss carryforwards and disallowed finance costs	48,440	52,804
Vessels and equipment	3,602	3,190
Capitalized interest	(2,261)	(2,342)

	58,428	75,409
Valuation allowance	(58,428)	(73,054)

Net deferred tax assets	—	2,355

The Partnership had tax losses in the United Kingdom (or UK) of $12.7 million as at December 31, 2014 that are available indefinitely for offset against future taxable income in the UK. The Partnership had tax losses and disallowed finance costs in Spain of 139.4 million Euros (approximately $168.6 million) and 38.8 million Euros (approximately $47.0 million), respectively, at December 31, 2014 that are available to be carried forward for 18 years for offset against future taxable income in Spain. The Partnership also had tax losses in Luxembourg of 114.6 million Euros (approximately $138.6 million) as at December 31, 2014 that are available indefinitely for offset against taxable future income in Luxembourg. Subsequent to December 31, 2014, as a result of an audit performed by the Spanish tax authorities on the Partnership’s Spanish subsidiaries, the Partnership and the Spanish tax authorities reached an agreement to reduce the Partnership’s tax losses in Spain by 29.0 million Euros (approximately $35.1 million). The losses were subject to a full valuation allowance, and therefore no change in income tax expense or assets will occur as a result of this agreement.

As of December 31, 2007, the Partnership had unrecognized tax benefits of 3.4 million Euros (approximately $5.4 million) relating to a re-investment tax credit related to a 2005 annual tax filing. During the third quarter of 2008, the Partnership received the refund on the re-investment tax credit and met the more-likely-than-not recognition threshold. As a result, the Partnership reflected this refund as a credit to equity as the original vessel sale transaction was a related party transaction reflected in equity. In 2009, the relevant tax authorities subsequently challenged the eligibility of the re-investment tax credit and, as a result, the Partnership believed the more-likely-than-not threshold was no longer met and recognized a liability of 3.4 million Euros (approximately $4.7 million) and reversed the benefit of the refund against equity as of December 31, 2009. In 2012, the relevant tax authorities accepted the Partnership’s claim on its re-investment tax credit and thus the Partnership no longer has any tax liability related to the reinvestment tax credit as of December 31, 2014, 2013 and 2012 and the credit is reflected in the Partnership’s equity for 2012.

The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense. The tax years 2009 through 2014 currently remain open to examination by the major tax jurisdictions to which the Partnership is subject.